Schedule of Condensed Consolidated Financial Statements (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Proceeds from Chavant trust fund				$ 1,264	$ 1,264
Proceeds from PIPE investment				19,750	19,750
Legacy Mobix Merger-related transaction costs paid prior to closing				(983)	(983)
Net cash proceeds				14,065	14,065
Conversion of Legacy Mobix convertible notes to Class A Common Stock				206	206
Conversion of Legacy Mobix SAFEs to Class A Common Stock				1,522	1,522
Conversion of Legacy Mobix redeemable convertible preferred stock to Class B Common Stock				2,300	2,300
Unpaid Merger-related transaction costs assumed from Chavant				(871)	(871)
Unpaid Merger-related transaction costs of Legacy Mobix				(1,633)	(1,633)
Merger-related transaction costs expensed				4,009	4,009
Net equity impact of the Merger				(16,182)	(16,182)
Earnout Liability [Member]
Fair value of Private Warrants				(33,559)	(33,559)
PIPE Make Whole Liability [Member]
Fair value of Private Warrants				(2,071)	(2,071)
Private Warrants [Member]
Fair value of Private Warrants			$ (150)	(150)	(150)
Legacy Mobix's [Member]
Chavant Merger-related transaction costs				(3,747)	(3,747)
Chavant [Member]
Chavant Merger-related transaction costs				(2,219)	(2,219)
Net cash proceeds from the Merger at Closing				$ 15,048	$ 15,048
Common Class A [Member] | Common Stock [Member]
Total number of Class A common shares issued in the Merger				22,901,838	22,901,838
Chavant Public Shares Net of Redemptions [Member]
Total number of Class A common shares issued in the Merger				111,005	111,005
Chavant Founder Shares Net of Shares Forfeited [Member]
Total number of Class A common shares issued in the Merger				1,341,369	1,341,369
PIPE Investors Shares [Member]
Total number of Class A common shares issued in the Merger				1,975,000	1,975,000
Settlement of PIPE Warrant [Member]
Total number of Class A common shares issued in the Merger				199,800	199,800
Sponsor PIPE Subscription [Member]
Total number of Class A common shares issued in the Merger				199,737	199,737
Settlement of Sponsor Warrant [Member]
Total number of Class A common shares issued in the Merger				272,182	272,182
Settlement of Warrant To Non Redeeming Shareholder [Member]
Total number of Class A common shares issued in the Merger				202,489	202,489
Amendment To Business Combination Marketing Agreement [Member]
Total number of Class A common shares issued in the Merger				280,000	280,000
Chavant Shares Outstanding Immediately Prior To The Merger [Member]
Total number of Class A common shares issued in the Merger				4,581,582	4,581,582
Legacy Mobix Rollover Shares [Member]
Total number of Class A common shares issued in the Merger				18,139,258	18,139,258
Conversion of Legacy Mobix Convertible Notes [Member]
Total number of Class A common shares issued in the Merger				30,045	30,045
Conversion of Legacy Mobix SAFEs [Member]
Total number of Class A common shares issued in the Merger				150,953	150,953